Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities

The Company’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of March 31,
	2025	2024
	$’000	$’000
Cost	1,975	1,692
Less: accumulated depreciation	(1,304)	(635)
Operating lease ROU assets, net	671	1,057

	As of March 31,
	2025	2024
	$’000	$’000
Operating lease liabilities
Current portion	577	631
Non-current portion	83	439
Total	660	1,070

	As of March 31,
	2025	2024
Operating leases:
Weighted average remaining lease term (years)	1	2
Weighted average discount rate	5.79%	5.83%

Schedule of Non-Cancelable Operating Lease Obligations

The maturity analysis of the Company’s non-cancelable operating lease obligations as of March 31, 2025 is as follows:

Operating leases
$’000

Year ending March 31, 2026	597
Year ending March 31, 2027	84
Total undiscounted operating lease obligations	681
Less: imputed interest	(21)
Operating lease liabilities recognized in the consolidated balance sheets	660